SUPPLEMENTARY DATA	12 Months Ended
Dec. 31, 2023
SUPPLEMENTARY DATA [Abstract]
SUPPLEMENTARY DATA
5. SUPPLEMENTARY DATA
Property, Buildings and Equipment, net
Property, buildings and equipment, net consisted of the following (in thousands):

	As of December 31,
	2023	2022
Buildings and improvements	$446,799	$155,510
Land and land improvements	81,246	50,866
Furniture and fixtures	108,693	76,507
Office, computer and other equipment	233,242	85,580
Construction in progress	29,029	17,530

	899,009	385,993
Less: accumulated depreciation	(205,976)	(154,356)

Total Property, buildings and equipment, net	$693,033	$231,637

Depreciation expense for property, buildings and equipment totaled
$
48.1 million and $27.0 million for the years ended December 31, 2023 and 2022 respectively.

Valuation and Qualifying Accounts

	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions	Foreign Exchange	Balance at End of Year
Allowance for doubtful accounts
Year Ended December 31, 2023	$18,108	$10,833	$(6,948)	$544	$22,537
Year Ended December 31, 2022	$22,744	$7,417	$(11,035)	$(1,018)	$18,108
Deferred tax valuation allowance
Year Ended December 31, 2023	$536	$15,639	$—	$(9)	$16,166
Year Ended December 31, 2022	$2,504	$(197)	$(1,770)	$(1)	$536
Film and Television Content Costs
The following table presents the Company’s unamortized content costs, which are included as a component of other assets in the combined balance sheets (in thousands):

	Predominantly Monetized Individually		Predominantly Monetized as a Film Group
	As of December 31,		As of December 31,
	2023	2022	2023	2022
Licensed and acquired program rights	$—	$—	$21,413	$20,548
Produced programming:
In release	1,410	—	2,081	5,762
Completed but not released	2,045	—	115	387
In production	1,350	—	819	557

Total film and television costs	$4,805	$—	$24,428	$27,254

As of December 31, 2023, substantially all of the “completed but not released” content costs that are monetized individually are estimated to be amortized over the next 12 months and approximately 74% of the “in release” content costs monetized individually are estimated to be amortized over the next three years.
As of December 31, 2023, substantially all of the “in release” content costs monetized as a film group are estimated to be amortized over the next three years.
Amortization and impairment of content costs, which are included as a component of direct operating costs in the combined statement of operations, consisted of the following (in thousands):

	Year Ended December 31,
	2023	2022
Content production amortization expense - assets monetized individually	$5,028	$—
Content production amortization expense - assets monetized as a film group	19,944	15,099
Content production impairment charges (1)	—	—

Total amortization and impairment of content costs	$24,972	$15,099

(1)
Unamortized content costs are evaluated for impairment whenever events or changes in circumstances indicate that the fair value of a film predominantly monetized on its own or a film group may be less than its amortized costs. If conditions indicate a potential impairment, and the estimated future cash flows are not sufficient to recover the unamortized costs, the asset is written down to fair value. In addition, if we determine that content will not likely air, we will expense the remaining unamortized costs.

Other Current Assets
The following is a summary of other current assets (in thousands):

	As of December 31,
	2023	2022
Ticket inventory	$188,560	$102,640
Prepaid taxes	57,885	6,727
Other current receivables	21,561	37,987
Amounts due from the Group (Note 22)	10,423	14,923
Prepaid insurance	10,628	4,265
Assets held for sale	7,500	—
Other	54,155	21,762

Total	$350,712	$188,304

Accrued Liabilities
The following is a summary of accrued liabilities (in thousands):

	As of December 31,
	2023	2022
Accrued operating expenses	$24,098	$28,121
Payroll-related costs	138,101	62,791
Event and production-related costs	107,722	86,098
Interest	41,634	35,502
Accrued capital expenditures	31,844	2,841
Legal and professional fees	22,129	7,176
Other	56,753	31,080

Total	$422,281	$253,618